Convertible note (Details Narrative) - USD ($)		12 Months Ended
	Dec. 01, 2023	Sep. 30, 2023	Dec. 30, 2022	Sep. 30, 2022
Convertible note
Ordinary shares issued	1,875,000
Redemption of convertible notes	$ 225,000
Unsecured convertible note principal amount			$ 3,230,000
Interest rate			7.00%
Note mature date		Dec. 30, 2023
Common share conversion price		$ 2.00
Conversion of convertible note into number of ordinary share		8,996,865
Conversion of convertible note into number of ordinary share conversion rate per share		$ 0.12
Interest payable		$ 157,801		$ 0
Convertible note redemption		1,250,000
Outstanding principal of convertible		$ 2,000,000.0
Adjusted for the reversed stock split, shares	62,500